Shareholder Report, Average Annual Return (Details) 139372_Hotchkis - Wiley Value Opportunities Fund_Class Z_TSR Annual {Class Z}	12 Months Ended	60 Months Ended	81 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z (without sales charge)
Average Annual Return, Percent	13.83%	11.24%	13.93%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	22.82%	12.31%	15.93%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	27.78%	10.97%	12.31%